Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Parenthetical) (Detail) $ in Millions		12 Months Ended
		Dec. 31, 2025 USD ($) well Well	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 23, 2024 well
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property		$ 293	$ 144	$ 269
Exploratory wells in progress | well		12
Drilled wells | Well		12
Charged to exploratory expense | well		2
Transferred to proved properties | well					8
Net book value charged to Property, plant and equipment provisions		$ 20	2	4
Increase/(Decrease) of cost of Property, plant and equipment		(219)	169	507
Depreciation of property plant and equipment	[1]	2,857	2,446	3,016
Cost increases of short-term leases		9	31	57
Cost increases of variable charge of leases related to the underlying asset return/use		14	21	6
Capitalization of depreciation of right-of-use assets		57	61	68
Capitalization of financial accretion for lease liabilities		8	10	13
Mature Fields Project [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification of assets held for disposal		28,586
Mature Fields Project [Member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification of assets held for disposal		24,915
Aguada del Chanar [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification of assets held for disposal		380
Aguada del Chanar [Member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification of assets held for disposal		74
Optimization plan [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification of assets held for disposal		4,630
Optimization plan [Member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassification of assets held for disposal		$ 3,879
Hydrocarbon Wells Abandonmnet [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property plant and equipment			$ 82	$ 13

[1]	Includes depreciation of charges for impairment of property, plant and equipment.